UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2006
                                                      --------------------------

Check here if Amendment /  /; Amendment Number:
                                                            --------------------
   This Amendment (Check only one.):      /  /     is a restatement.
                                          /  /     adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Causeway Capital Management LLC
               ------------------------------------------------------
Address:       11111 Santa Monica Blvd
               ------------------------------------------------------
               Suite 1550
               ------------------------------------------------------
               Los Angeles, CA 90025
               ------------------------------------------------------

Form 13F File Number:  28-11728
                       --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Gracie V. Fermelia
                 -------------------------------------------------
Title:           Chief Compliance Officer
                 -------------------------------------------------
Phone:           310-231-6107
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gracie V. Fermelia                   Los Angeles, CA             5/4/06
--------------------------------------   -----------------------  --------------
      [Signature]                         [City, State]             [Date]


X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/  /    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting  manager(s).)

/  /    13F COMBINATION  REPORT.  (Check here if a   portion of the holdings for
        this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                                        ------------------------


Form 13F Information Table Entry Total:                 58
                                                        ------------------------

Form 13F Information Table Value Total:                 $183,871
                                                        ------------------------
                                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


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





                           FORM 13-F INFORMATION TABLE


    COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
------------------       ---------   --------  --------    -------------------- ----------   ---------   -----------------
                         TITLE OF               VALUE      SHRS OR    SH/  PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER         CLASS       CUSIP    (x$1000)    PRN AMT    PRN  CALL DISCRETION  MANAGERS   SOLE  SHARED  NONE
-----------------        ---------   --------  --------    -------    ---  ---- ----------  --------   ----  ------  ----

ALLSTATE CORP/THE                   020002101    1,094     21,003                                     21,003
                         COM                                          SH        SOLE        NONE
AON CORP                            037389103    1,212     29,200                                     29,200
                         COM                                          SH        SOLE        NONE
BOEING CO/THE                       097023105    1,377     17,673                                     17,673
                         COM                                          SH        SOLE        NONE
BRISTOL-MYERS SQUIBB CO             110122108    1,349     54,800                                     54,800
                         COM                                          SH        SOLE        NONE
CITIGROUP INC                       172967101    1,322     28,000                                     28,000
                         COM                                          SH        SOLE        NONE
CA INC                              12673P105    1,295     47,600                                     47,600
                         COM                                          SH        SOLE        NONE
LEAR CORP                           521865105    1,110     62,622                                     62,622
                         COM                                          SH        SOLE        NONE
METLIFE INC                         59156R108    1,417     29,300                                     29,300
                         COM                                          SH        SOLE        NONE
PFIZER INC                          717081103    1,338     53,700                                     53,700
                         COM                                          SH        SOLE        NONE
RADIOSHACK CORP                     750438103      758     39,400                                     39,400
                         COM                                          SH        SOLE        NONE
RENT-A-CENTER INC                   76009N100    1,420     55,500                                     55,500
                         COM                                          SH        SOLE        NONE
SARA LEE CORP                       803111103    1,341     75,000                                     75,000
----------------------------------------------------------------------------------------------------------------------------


                                       3

                         COM                                          SH        SOLE        NONE
TJX COS INC                         872540109    1,794     72,300                                     72,300
                         COM                                          SH        SOLE        NONE
----------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL CORP                      963320106    1,848     20,200                                     20,200
                         COM                                          SH        SOLE        NONE
XL CAPITAL LTD                      G98255105    1,148     17,900                                     17,900
                         COM                                          SH        SOLE        NONE

ABN AMRO                 SPONSORED  000937102    4,481    149,973                                    149,973
HOLDING NV               ADR                                          SH        SOLE        NONE

ALLIED IRISH             SPON ADR   019228402    2,911     61,316                                     61,316
BANKS PLC                ORD                                          SH        SOLE        NONE

ALUMINA LTD              SPONSORED  022205108        1         25                                         25
                         ADR                                          SH        SOLE        NONE

AXA SA                   SPONSORED  054536107    4,504    128,825                                    128,825
                         ADR                                          SH        SOLE        NONE

BP PLC                   SPONSORED  055622104    3,692     53,547                                     53,547
                         ADR                                          SH        SOLE        NONE

BRITISH AMERICAN         SPONSORED  110448107    5,887    121,134                                    121,134
TOBACCO PLC              ADR                                          SH        SOLE        NONE

BT GROUP PLC             ADR        05577E101    3,026     77,940                                     77,940
                                                                      SH        SOLE        NONE
CANON INC                ADR        138006309    3,941     59,660                                     59,660
                                                                      SH        SOLE        NONE
CREDIT SUISSE            SPONSORED  225401108    5,283     94,582                                     94,582
GROUP                    ADR                                          SH        SOLE        NONE
----------------------------------------------------------------------------------------------------------------------------
CRH PLC                  ADR        12626K203    4,264    121,444                                    121,444


                                                                      SH        SOLE        NONE
                                       4

E.ON AG                  SPONSORED  268780103    3,429     93,700                                     93,700
                         ADR                                          SH        SOLE        NONE
----------------------------------------------------------------------------------------------------------------------------
FRANCE TELECOM SA        SPONSORED  35177Q105    4,763    211,886                                    211,886
                         ADR                                          SH        SOLE        NONE

FRONTLINE LTD            SHS        2302630      3,633    108,470                                    108,470
                                                                      SH        SOLE        NONE
GLAXOSMITHKLINE PLC      SPONSORED  37733W105    6,138    117,330                                    117,330
                         ADR                                          SH        SOLE        NONE

HONDA MOTOR CO LTD      AMERN SHS   438128308    5,905    190,714                                    190,714
                                                                      SH        SOLE        NONE
ING GROEP NV            SPONSORED   456837103    4,657    118,188                                    118,188
                        ADR                                           SH        SOLE        NONE

KONINKLIJKE PHILIPS     NY REG SH   500472303    3,205     95,233                                     95,233
ELECTRONICS NV          NEW                                           SH        SOLE        NONE

KT CORP                 SPONSORED   48268K101        1         65                                         65
                        ADR                                           SH        SOLE        NONE

MANULIFE FINANCIAL      COM         56501R106    5,127     81,679                                      81,679
CORP                                                                  SH        SOLE        NONE

NOVARTIS AG             SPONSORED   66987V109    4,657     84,002                                      84,002
                        ADR                                           SH        SOLE        NONE

PETROCHINA CO LTD       SPONSORED   71646E100    8,520     81,180                                      81,180
                        ADR                                           SH        SOLE        NONE

PORTUGAL TELECOM        SPONSORED   737273102        1         80                                          80
SGPS SA                 ADR                                           SH        SOLE        NONE


POSCO                   SPONSORED   693483109    4,632     72,600                                      72,600
                        ADR                                           SH        SOLE        NONE

PUBLICIS GROUPE         SPONSORED   74463M106     4,911    125,410                                     125,410
                        ADR                                           SH        SOLE        NONE
----------------------------------------------------------------------------------------------------------------------------
                                       5


REED ELSEVIER PLC       SPONSORED   758205108        1         15                                          15
                        ADR                                           SH        SOLE        NONE

ROGERS                  CL B        775109200    2,986     78,260                                      78,260
COMMUNICATIONS INC                                                    SH        SOLE        NONE

ROYAL DUTCH SHELL       SPON ADR B  780259107    7,359    112,959                                     112,959
PLC                                                                   SH        SOLE        NONE
---------------------------------------------------------------------------------------------------------------------------
SANOFI-AVENTIS          SPONSORED   80105N105    7,270    153,217                                     153,217
                        ADR                                           SH        SOLE        NONE

SHINHAN FINANCIAL       SPN ADR     824596100      115      1,300                                       1,300
GROUP CO LTD            RSTRD                                         SH        SOLE        NONE

SIEMENS AG              SPONSORED   826197501       35        380                                         380
                        ADR                                           SH        SOLE        NONE

STOLT-NIELSEN SA        SP ADR REG  861565109    2,323     75,680                                      75,680
                        COM                                           SH        SOLE        NONE

SK TELECOM              SPONSORED   78440P108    4,212    178,561                                     178,561
                        ADR                                           SH        SOLE        NONE

SUEZ SA                 SPONSORED   864686100    2,387     60,505                                      60,505
                        ADR                                           SH        SOLE        NONE

SYNGENTA AG             SPONSORED   87160A100    4,657    165,657                                     165,657
                        ADR                                           SH        SOLE        NONE

TELECOM CORP OF         SPONSORED   879278208    2,335     85,485                                      85,485
NEW ZEALAND LTD         ADR                                           SH        SOLE        NONE

TELEFONICA SA           SPONSORED   879382208    3,326     70,810                                      70,810
                        ADR                                           SH        SOLE        NONE

TELENOR ASA             SPONSORED   87944W105    3,348    103,265                                     103,265
                        ADR                                           SH        SOLE        NONE
-------------------------------------------------------------------------------------------------------------------------

                                       6

TNT NV                  SPONSORED   87260W101    2,782     80,558                                      80,558
                        ADR                                           SH        SOLE        NONE

TOTAL SA                SPONSORED   89151E109    4,395     33,364                                      33,364
                        ADR                                           SH        SOLE        NONE

UNILEVER PLC            SPON ADR    904767704    7,168    174,542                                     174,542
                        NEW                                           SH        SOLE        NONE

VIVENDI UNIVERSAL       SPON ADR    92851S204    4,988    145,842                                     145,842
SA                      NEW                                           SH        SOLE        NONE

VODAFONE GROUP PLC      SPONSORED   92857W100    6,792    324,957                                     324,957
                        ADR                                           SH        SOLE        NONE

WPP GROUP PLC           SPON ADR    B0N4570          1         24                                          24
                        0905                                          SH        SOLE        NONE
----------------------------------------------------------------------------------------------------------------------------




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